SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details)	3 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Income tax provision			0.00%	0.00%
Murphy Canyon Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
U.S. federal statutory rate					21.00%	21.00%
State taxes, net of federal benefit					0.10%
Change in valuation allowance	162.00%	964.00%			27.36%
Income tax provision					48.46%